Distribution of the Bank's profit, shareholder remuneration scheme and earnings per share	12 Months Ended
Dec. 31, 2018
Shareholder remuneration system and earnings per share
Distribution of the Bank's profit, shareholder remuneration scheme and earnings per share

4.    Distribution of the Bank's profit, shareholder remuneration scheme and earnings per share

a)	Distribution of the Bank's profit and shareholder remuneration scheme

The distribution of the Bank's net profit for 2018 that the board of directors will propose for approval by the shareholders at the annual general meeting is as follows:

Million
of euros

First and third interim dividends and final dividend	3,160
Acquisition, with a waiver of exercise, of bonus share rights from the shareholders which, under the Santander Dividendo Elección scrip dividend scheme, opted to receive in cash remuneration equivalent to the second interim dividend	132
3,292
Of which:
Approved at December 31, 2018 (*)	2,237
Final dividend	1,055
To voluntary reserves	9
Net profit for the year	3,301

(*)    Recognised under Shareholders' equity – Interim dividends.

In addition to the EUR 3,292 million indicated above, EUR 432 million in shares were allocated to the remuneration of shareholders under the shareholder remuneration scheme (Santander Dividendo Elección) approved by the shareholders at the annual general meeting held on 23 March 2018, whereby the Bank offered shareholders the possibility to opt to receive an amount equivalent to the second interim dividend out of 2018 profit in cash or new shares.

A remuneration of EUR 0.23 per share, charged to the 2018 annual period, will be proposed by the board of directors to the shareholders at the annual general meeting.

b)Earnings per share from continuing and discontinued operations

i.Basic earnings per share

Basic earnings per share are calculated by dividing the net profit attributable to the Group (adjusted by the after-tax amount of the remuneration of contingently convertible preference shares recognised in equity - See Note 23) and the capital perpetual preference shares, if applicable, by the weighted average number of ordinary shares outstanding during the year, excluding the average number of treasury shares held in the year.

Accordingly:

	2018	2017	2016
Profit attributable to the parent (million of euros)	7,810	6,619	6,204
Remuneration of contingently convertible preference shares (CCP) (million of euros) (Note 23)	(560)	(395)	(334)
	7,250	6,224	5,870
Of which:
Profit or Loss from discontinued operations (non controlling interest net) (million of euros)	—	—	—
Profit or Loss from continuing operations (net of non-controlling interests and CCP) (million of euros)	7,250	6,224	5,870
Weighted average number of shares outstanding	16,150,090,739	15,394,458,789	14,656,359,963
Adjusted number of shares	16,150,090,739	15,394,458,789	14,656,359,963
Basic earnings per share (euros)	0.449	0.404	0.401
Basic earnings per share from discontinued operations (euros)	0.000	0.000	0.000
Basic earnings per share from continuing operations (euros)	0.449	0.404	0.401

ii. Diluted earnings per share

Diluted earnings per share are calculated by dividing the net profit attributable to the Group (adjusted by the after-tax amount of the remuneration of contingently convertible preference shares recognised in equity - See Note 23) and the capital perpetual preference shares, if applicable, by the weighted average number of ordinary shares outstanding during the year, excluding the average number of treasury shares and adjusted for all the dilutive effects inherent to potential ordinary shares (share options, and convertible debt instruments).

Accordingly, diluted earnings per share were determined as follows:

	2018	2017	2016
Profit attributable to the parent (million of euros)	7,810	6,619	6,204
Remuneration of contingently convertible preference shares (CCP) (million of euros) (Note 23)	(560)	(395)	(334)
	7,250	6,224	5,870
Of which:
Profit (Loss) from discontinued operations (net of non-controlling interests) (million of euros)	—		—
Profit from continuing operations (net of non-controlling interests and CCP) (million of euros)	7,250	6,224	5,870
Weighted average number of shares outstanding	16,150,090,739	15,394,458,789	14,656,359,963
Dilutive effect of options/rights on shares	42,873,078	50,962,887	45,754,981
Adjusted number of shares	16,192,963,817	15,445,421,676	14,702,114,944
Diluted earnings per share (euros)	0.448	0.403	0.399
Diluted earnings per share from discontinued operations (euros)	0.000	0.000	0.000
Diluted earnings per share from continuing operations (euros)	0.448	0.403	0.399

The capital increase in 2017 (See Note 31.a) had an impact on the basic and diluted earnings per share of the previous years due to the alteration in the number of shares outstanding. Due to this fact, the information relating to the 2016 period has been recasted according to the applicable legislation.